Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Information about Net Borrowings Interest Rate Profile

The group’s net borrowings interest rate profile as at 30 June 2018 and 2017 is as follows:

	2018		2017
	£ million	%	£ million	%
Fixed rate	4,739	52	4,443	57
Floating rate(i)	4,245	47	3,336	42
Impact of financial derivatives and fair value adjustments	107	1	113	1

Net borrowings	9,091	100	7,892	100

(i)	The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds, bank overdrafts and finance lease obligations.

Summary of Information about Average Monthly Net Borrowings and Effective Interest Rate

The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2018 £ million	2017 £ million	2016 £ million	2018%	2017%	2016%
9,063	8,771	9,245	2.6	3.5	3.3

(1) For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and borrowings and average monthly net borrowings includes the impact of interest rate swaps that are no longer in a hedge relationship but excludes the market value adjustment for cross currency interest rate swaps.

Summary of Information about Fluctuations in Interest and Exchange Rates to Vary From Hypothetical Amounts

The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(i) (ii)
	2018 £ million	2017 £ million	2018 £ million	2017 £ million
0.5% decrease in interest rates	(19)	(20)	(18)	(12)
0.5% increase in interest rates	19	20	19	13
10% weakening of sterling	(15)	(19)	(833)	(835)
10% strengthening of sterling	11	16	680	684

(i)	The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.
(ii)	The impact on the consolidated statement of comprehensive income includes the impact on the income statement.

Summary of Information about Contractual Cash Flows

Contractual cash flows

	Due within 1 year £ million	Due between 1 and 3 years £ million	Due between 3 and 5 years £ million	Due after 5 years £ million	Total £ million	Carrying amount at balance sheet date £ million
2018
Borrowings(i)	(1,828)	(2,055)	(2,117)	(3,950)	(9,950)	(9,902)
Interest on borrowings(i), (iii)	(341)	(472)	(382)	(1,385)	(2,580)	(100)
Finance lease capital repayments	(30)	(66)	(34)	(25)	(155)	(155)
Finance lease future interest payments	(7)	(9)	(5)	(1)	(22)	—
Trade and other financial liabilities(ii)	(3,117)	(28)	(1)	(230)	(3,376)	(3,318)

Non-derivative financial liabilities	(5,323)	(2,630)	(2,539)	(5,591)	(16,083)	(13,475)

Cross currency swaps (gross)
– Receivable	60	121	840	1,487	2,508	—
– Payable	(41)	(83)	(824)	(1,070)	(2,018)	—
Other derivative instruments (net)	(1)	(30)	(2)	5	(28)	—

Derivative instruments (iii)	18	8	14	422	462	90

2017
Borrowings(i)	(2,458)	(1,253)	(1,350)	(3,998)	(9,059)	(9,042)
Interest on borrowings(i), (iii)	(334)	(421)	(366)	(1,461)	(2,582)	(68)
Finance lease capital repayments	(26)	(74)	(41)	(42)	(183)	(183)
Finance lease future interest payments	(9)	(12)	(7)	(3)	(31)	—
Trade and other financial liabilities(ii)	(2,693)	(34)	(173)	(3)	(2,903)	(2,889)

Non-derivative financial liabilities	(5,520)	(1,794)	(1,937)	(5,507)	(14,758)	(12,182)

Cross currency swaps (gross)
– Receivable	61	122	122	2,302	2,607	—
– Payable	(41)	(82)	(82)	(1,853)	(2,058)	—
Other derivative instruments (net)	(94)	13	2	—	(79)	—

Derivative instruments (iii)	(74)	53	42	449	470	110

(i)	For the purpose of these tables above, borrowings are defined as gross borrowings excluding finance lease liabilities and fair value of derivative instruments as disclosed in note 16.
(ii)	Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
(iii)	Carrying amount of interest on borrowings and interest on derivatives and interest on other payable is included within interest payable in note 14.

Schedule of Information about Available Undrawn Committed Bank Facilities

The group had available undrawn committed bank facilities as follows:

	2018 £ million	2017 £ million
Expiring within one year	788	481
Expiring between one and two years	—	900
Expiring after two years	1,864	1,219

	2,652	2,600

Schedule of Information about Finanical Assets and Liabilities Measured at Fair Value

The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2018 £ million	2017 (restated(i)) £ million
Derivative assets	217	348
Derivative liabilities	(123)	(232)

Valuation techniques based on observable market input (Level 2)	94	116

Financial assets – other	89	39
Financial liabilities – other	(164)	(183)

Valuation techniques based on unobservable market input (Level 3)	(75)	(144)

(i)	Restated to include loans and advances to associates and third parties.

Schedule of Information about Movements in Level 3 Measured on Recurring Basis

The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Financial liabilities - other
	2018 £ million	2017 £ million
At 1 July	(183)	(165)
Net losses included in the income statement	—	(8)
Net gains/(losses) included in exchange in other comprehensive income	3	(4)
Net gains/(losses) included in retained earnings	7	(12)
Settlement of liabilities	9	6

At 30 June	(164)	(183)

Schedule of Notional Amounts, Contractual Maturities and Rates of Hedging Instruments Designated in Hedging Relationships by Main Risk Categories

The notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships as of 30 June, 2018 by the main risk categories are as follows:

	Notional amounts £ million	Maturity	Range of hedged rates
2018
Net investment hedges
Derivatives in net investment hedges of foreign operations	1,068	July 2018	US dollar 1.32
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,553	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign exchange risk)	1,197	September 2018-December 2019	US dollar 1.24-1.47, euro 1.06-1.18
Derivatives in cash flow hedge (commodity price risk)	30	July 2018-March 2020	Corn 152.76 - 164.17 USD/t Aluminium 2058.75-2204 USD/MT
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	3,597	July 2018-May 2028	(0.26)-3.09%
2017
Net investment hedges
Derivatives in net investment hedges of foreign operations	1,919	July 2017	US dollar 1.26-1.30, euro 1.14
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,577	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign exchange risk)	893	July 2017-Dec 2018	US dollar 1.23-1.51, euro 1.09-1.31
Derivatives in cash flow hedge (commodity price risk)	8	July 2017-June 2018	Corn 141.73 USD/t Aluminium 1912-1931 USD/ MT
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	3,305	October 2017-April 2023	0.93-2.12%

Schedule of Information about Financial Assets and Liabilities

The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement £ million	Fair value through other comprehensive income £ million	Assets and liabilities at amortised cost £ million	Not categorised as a financial instrument £ million	Total £ million	Current £ million	Non-current £ million
2018
Other investments and loans(i)	89	—	14	2	105	—	105
Trade and other receivables	—	—	2,429	295	2,724	2,678	46
Cash and cash equivalents	—	—	874	—	874	874	—
Derivatives in fair value hedge (interest rate risk)	7	—	—	—	7	—	7
Derivatives in cash flow hedge (foreign currency debt)	160	—	—	—	160	—	160
Derivatives in cash flow hedge (foreign currency exchange risk)	9	—	—	—	9	9	—
Derivatives in net investment hedge	1	—	—	—	1	1	—
Other instruments at fair value	40	—	—	—	40	25	15

Total other financial assets	217	—	—	—	217	35	182

Total financial assets	306	—	3,317	297	3,920	3,587	333

Borrowings(ii)	—	—	(9,902)	—	(9,902)	(1,828)	(8,074)
Trade and other payables	—	—	(3,258)	(901)	(4,159)	(3,950)	(209)
Derivatives in fair value hedge (interest rate risk)	(22)	—	—	—	(22)	—	(22)
Derivatives in cash flow hedge (foreign currency debt)	(48)	—	—	—	(48)	—	(48)
Derivatives in cash flow hedge (foreign currency exchange risk)	(25)	—	—	—	(25)	(9)	(16)
Derivatives in net investment hedge	(4)	—	—	—	(4)	(4)	—
Other instruments at fair value	(188)	—	—	—	(188)	(186)	(2)
Finance leases	—	—	(155)	—	(155)	(31)	(124)

Total other financial liabilities	(287)	—	(155)	—	(442)	(230)	(212)

Total financial liabilities	(287)	—	(13,315)	(901)	(14,503)	(6,008)	(8,495)

Total net financial assets/(liabilities)	19	—	(9,998)	(604)	(10,583)	(2,421)	(8,162)

2017
Other investments and loans (iii)	39	—	17	2	58	—	58
Trade and other receivables	—	—	2,406	244	2,650	2,592	58
Cash and cash equivalents	—	—	1,191	—	1,191	1,191	—
Derivatives in cash flow hedge (foreign currency debt)	217	—	—	—	217	—	217
Derivatives in cash flow hedge (foreign currency exchange risk)	17	—	—	—	17	8	9
Derivatives in net investment hedge	49	—	—	—	49	49	—
Other instruments at fair value	65	—	—	—	65	24	41

Total other financial assets	348	—	—	—	348	81	267

Total financial assets	387	—	3,614	246	4,247	3,864	383

Borrowings(ii)	—	—	(9,042)	—	(9,042)	(2,459)	(6,583)
Trade and other payables	—	—	(2,780)	(807)	(3,587)	(3,563)	(24)
Derivatives in fair value hedge (interest rate risk)	(2)	—	—	—	(2)	(1)	(1)
Derivatives in cash flow hedge (foreign currency debt)	(24)	—	—	—	(24)	—	(24)
Derivatives in cash flow hedge (foreign currency exchange risk)	(48)	—	—	—	(48)	(47)	(1)
Derivatives in net investment hedge	(6)	—	—	—	(6)	(6)	—
Other instruments at fair value	(335)	—	—	—	(335)	(135)	(200)
Finance leases	—	—	(183)	—	(183)	(26)	(157)

Total other financial liabilities	(415)	—	(183)	—	(598)	(215)	(383)

Total financial liabilities	(415)	—	(12,005)	(807)	(13,227)	(6,237)	(6,990)

Total net financial assets/(liabilities)	(28)	—	(8,391)	(561)	(8,980)	(2,373)	(6,607)

(i)	Other investments and loans are including those in relation to associates.
(ii)	Borrowings are defined as gross borrowings excluding finance lease liabilities and the fair value of derivate instruments.
(iii)	Restated to include loans and advances to associates and third parties.